Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Trademark	$ 2,636,494	$ 2,598,909
Less: accumulated amortization	(599,451)	(236,492)
Intangible assets, net	$ 2,037,043	$ 2,362,417